Basis of Presentation, Nature of Business and Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]

At June 30, 2012 and December 31, 2011 our outstanding loans receivable aging was as follows:

	Payday and Title Loans		Installment Loans		Total
	June 30, 2012	December 31, 2011	June 30, 2012	December 31, 2011	June 30, 2012	December 31, 2011
	2012	2011	2012	2011	2012	2011
current	$3,975,024	$4,373,116	$269,896	$252,736	$4,244,920	$4,625,852
1-30	300,651	211,550	64,644	85,433	365,295	296,983
31-60	190,390	189,304	40,809	30,526	231,199	219,830
61-90	153,048	186,385	49,610	36,544	202,658	222,929
91-120	126,675	170,622	-	-	126,675	170,622
121-150	136,948	188,983	-	-	136,948	188,983
151-180	159,401	163,614	-	-	159,401	163,614
	5,042,137	5,483,574	424,959	405,239	5,467,096	5,888,813
Allowance for losses	(852,000)	(942,000)	(53,000)	(59,000)	(905,000)	(1,001,000)
	$4,190,137	$4,541,574	$371,959	$346,239	$4,562,096	$4,887,813

At December 31, 2011 and 2010 our outstanding loans receivable aging was as follows:

	Payday and Title Loans		Installment Loans		Total
	December 31		December 31		December 31
	2011	2010	2011	2010	2011	2010
current	$4,373,000	$4,398,000	$253,000	$144,000	$4,626,000	$4,542,000
1-30	213,000	276,000	84,000	-	297,000	276,000
31-60	189,000	234,000	31,000	-	220,000	234,000
61-90	186,000	209,000	37,000	-	223,000	209,000
91-120	171,000	220,000	-	-	171,000	220,000
121-150	189,000	227,000	-	-	189,000	227,000
151-180	163,000	201,000	-	-	163,000	201,000
	5,484,000	5,765,000	405,000	144,000	5,889,000	5,909,000
Allowance for losses	(942,000)	(1,161,000)	(59,000)	(4,000)	(1,001,000)	(1,165,000)
	$4,542,000	$4,604,000	$346,000	$140,000	$4,888,000	$4,744,000

Schedule of Credit Losses for Financing Receivables, Current [Table Text Block]

 A rollforward of the Company’s loans receivable allowance for the six months ended June 30, 2012 and 2011 is as follows:

	Six Months Ended June 30,
	2012	2011

Loans receivable allowance, beginning of period	$1,001,000	$1,165,000
Provision for loan losses charged to expense	632,508	454,089
Charge-offs, net	(728,508)	(778,089)
Loans receivable allowance, end of period	$905,000	$841,000

A rollforward of the Company’s loans receivable allowance for the years ended December 31, 2011 and 2010 is as follows:

	Year Ended December 31,
	2011	2010
Loans receivable allowance, beginning of year	$1,165,000	$1,237,000
Provision for loan losses charged to expense	1,397,000	1,280,000
Charge-offs, net	(1,561,000)	(1,352,000)
Loans receivable allowance, end of year	$1,001,000	$1,165,000

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	Year Ended December 31,
	2011	2010
Series A Convertible Preferred Stock	10,000,000	10,000,000